Consolidated Balance Sheets - USD ($)		Dec. 31, 2021	Dec. 31, 2020
CURRENT ASSETS
Cash		$ 46,163,704	$ 23,963,861
Accounts receivable, net		7,991,037	11,926,835
Inventories		244,381	402,050
Due from related parties			76,619
Prepaid expenses and other current assets		2,445,894	228,443
TOTAL CURRENT ASSETS		56,845,016	36,597,808
Property, plant and equipment, net		11,833,302	9,491,195
Intangible assets, net			974,696
TOTAL ASSETS		68,678,318	47,063,699
CURRENT LIABILITIES
Accounts payable		800,586	891,848
Due to related parties		34,669	529,060
Income tax payable		65,463	107,137
Accrued expenses and other current liabilities		310,407	503,455
Deferred grants			245,211
Convertible promissory notes payable		2,030,550
TOTAL CURRENT LIABILITIES		3,241,675	2,276,711
Deferred grants-non current			433,206
Common stock purchase warrants liability		1,128,635
TOTAL LIABILITIES		4,370,310	2,709,917
COMMITMENTS AND CONTINGENCIES (Note 13)
STOCKHOLDERS’ EQUITY
Common stock, $0.001 par value, 300,000,000 shares authorized, 31,811,523 and, 31,500,693 issued and outstanding as of December 31, 2021 and 2020, respectively*	[1]	31,812	31,501
Additional paid in capital		2,333,621	1,072,932
Statutory reserve		5,067,243	3,062,159
Retained earnings		54,610,164	39,229,282
Accumulated other comprehensive income		2,265,168	957,908
TOTAL STOCKHOLDERS’ EQUITY		64,308,008	44,353,782
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY		$ 68,678,318	$ 47,063,699

[1]	Retrospectively restated for effect of recapitalization, see Note 1